As filed with the Securities and Exchange Commission on September 8, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21422

Trust for Advised Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  June 30, 2016

Item 1. Reports to Stockholders.

ZEVENBERGEN GENEA FUND
     INVESTOR CLASS (ZVGNX)

    INSTITUTIONAL CLASS (ZVGIX)

ZEVENBERGEN GROWTH FUND

    INVESTOR CLASS (ZVNBX)

    INSTITUTIONAL CLASS (ZVNIX)

ANNUAL REPORT TO SHAREHOLDERS

JUNE 30, 2016

TABLE OF CONTENTS

SHAREHOLDER LETTER	1
PERFORMANCE SUMMARY	4
ZEVENBERGEN GENEA FUND
Allocation of Portfolio Holdings	6
Schedule of Investments	7
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	12
ZEVENBERGEN GROWTH FUND
Allocation of Portfolio Holdings	14
Schedule of Investments	15
Statement of Assets and Liabilities	17
Statement of Operations	18
Statement of Changes in Net Assets	19
Financial Highlights	20
NOTES TO FINANCIAL STATEMENTS	22
EXPENSE EXAMPLE	27
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	28
ADDITIONAL INFORMATION	29
TRUSTEES AND OFFICER INFORMATION	30
PRIVACY NOTICE	32

Dear fellow shareholders,

With great  excitement,  we  at  Zevenbergen  Capital  Investments  are  proud  to provide a review of our Funds' first year (almost!). While the markets have been volatile and negative short-term headlines rampant, our focus remains committed to finding the best long-term growth opportunities  for  the  success  of  our  shareholders.  For  the period ranging from fund inception (9/01/2015) to June 30, 2016, the Zevenbergen Genea Fund (the "Genea Fund") Investor Share Class (ZVGNX) returned -6.00% and the Zevenbergen Growth Fund (the "Growth Fund") Investor Share Class (ZVNBX) returned -9.50%. In comparison, the Russell 3000 Growth Index produced a return of 5.30% over  the same time period.

While broad investor psychology whips wildly between euphoria and depression, continuous change in technology, services and life sciences create opportunities to invest in important and valuable new growth businesses. With secular tailwinds and innovative management teams, these companies can think big and move fast seeking to stay ahead of the competition.

Portfolio returns in a concentrated portfolio can tend to be largely attributed to individual stocks. LendingClub Corporation was held in both funds due to the technology platform's founder-led, disruptive mission to provide peer-to-peer lending. Shares plummeted in May after an internal investigation found improprieties in its lending processes and eventually led to the ouster of the CEO. On the positive side, Ama zon.com, Inc. continues to show that the flywheel (low prices, vast selection, convenience) is working as shares climbed with accelerating growth across the business and ever impressive dominance in cloud computing. Zillow Group, Inc. also contributed positively to both funds as the company reached a litigation settlement significantly below what some had feared and reported strong core growth while accelerating momentum in mortgages and  rentals.

Zevenbergen  Growth Fund

The best performing stocks in the Growth Fund were Amazon.com, Inc., Zillow Group, Inc., and Facebook, Inc.. The worst performing stocks were LendingClub Corporation,  Chipotle  Mexican Grill, Inc. and Regeneron  Pharmaceuticals,  Inc..

The Health Care sector was the largest detractor to portfolio performance as the biotechnology industry continued a steep decline that began shortly before the Fund launch last fall. A fter five years of strength, investors concerned with political headlines and slowing growth have been selling indiscriminately, punishing Growth Fund holdings Regeneron Pharmaceuticals, Inc., Celgene Corporation, BioMarin Pharmaceutical Inc. & Alexion Pharmaceuticals, Inc. This is despite healthy organic growth from approved products and innovative pipelines, without relying on politically contentious price increases. When investors take a deeper look, we are confident that these qualities will stand out as particularly attractive in an industry trading at a historically unsustainable discount to large pharmaceutical companies.

Zevenbergen  Genea Fund

The best performing stocks in the Genea Fund were Amazon.com, Inc., Zillow Group, Inc., and Mercadolibre, Inc.. The worst performing stocks were LendingClub Corporation, Tableau  Software,  Inc. and Pandora  Media, Inc.

In technology, we faced an environment in which companies had to execute to near perfection or face the wrath of a sell off. Two companies that did not meet expectations, which led to further review and our ultimate decision to exit: Tableau Software, Inc. and Linkedln Corporation. Data visualization software maker Tableau Software, Inc. attributed its weaker-than-anticipated performance and moderated outlook to a slowdown in IT spending, low sales productivity and intensifying competition, factors the company may not overcome anytime soon. With reduced clarity, we elected to raise funds for other portfolio ideas. Shares of Linkedln Corporation, the "Facebook for professionals", declined lower on decelerating growth, fundamental business concerns and weak guidance. We adjusted our view on the company's  prospects and sought  better growth opportunity elsewhere.

While we are disappointed with the degree of underperformance in both of the Funds' first year, as a firm, the team at Zevenbergen Capital Investments has been here before. While the specifics may change, we believe investors should stay long-term in order to achieve their goals. Our perspective remains on these opportunities and company management teams that could pilot through near-term disruptions while innovating to drive growth for the future. We are humbled by the trust you have placed in us and our shared appreciation for the power of maintaining a long-term investment   horizon.

To Growth!

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Short term performance in particular is not a good indication of the fund's future performance and an investment should not be made based solely on returns.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

Mutual fund investing involves risk, including the loss of principal. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. Non-diversified funds may hold a significant percentage of their assets in the securities of fewer companies and therefore events affecting those companies have a greater impact on the funds than on a diversified fund. If the Funds invest in a few sectors they may have increased exposure to price movements of those sectors. Small and medium capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies. The Funds are new with no operating history, and there can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the funds.

Zevenbergen Capital Investments LLC (ZCI) is the investment adviser of the Zevenbergen Funds which are distributed by Quasar Distributors, LLC.

Zevenbergen Genea Fund
PERFORMANCE SUMMARY
June 30, 2016 (Unaudited)

Comparison of a Hypothetical $10,000 Investment
in the Zevenbergen Growth Fund - Institutional Class
and Russell 3000 GrowthTotal Return

$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
$ 10,530
$ 9,410
9/01/2015
9/30/2015
10/31/2015
11/30/2015
12/31/2015
1/31/2016
2/29/2016
3/31/2016
4/30/2016
5/31/2016
6/30/2016
Zevenbergen Genea Fund - Institutional Class
Russell 3000 Growth Total Return

Investment Returns
For the period ended June 30, 2016
Since Inception
Zevenbergen Genea Fund
Investor Class	-6.00%
Institutional Class	-5.90%
Russell 3000 Growth Total Return	5.30%

Zevenbergen Genea Fund
PERFORMANCE SUMMARY
June 30, 2016 (Unaudited)

Comparison of a Hypothetical $10,000 Investment
in the Zevenbergen Growth Fund - Institutional Class
and Russell 3000 GrowthTotal Return

Investment Returns
For the period ended June 30, 2016
Since Inception
Zevenbergen Genea Fund
Investor Class	-6.00%
Institutional Class	-5.90%
Russell 3000 Growth Total Return	5.30%

Zevenbergen Genea Fund
ALLOCATION OF PORTFOLIO HOLDINGS
(Calculated as a percentage of Total Investments)
June 30, 2016 (Unaudited)

Producer Durables, 3.5%
Consumer Discretionary, 50.3%
Short-term Investment, 3.6%
Financial Services, 10.6%
Technology, 32.0%

Zevenbergen Genea Fund
SCHEDULE OF INVESTMENTS
June 30, 2016

Number of
Shares	Value

	COMMON STOCKS ― 99.7%
	CONSUMER DISCRETIONARY ― 52.1%
2,800	2U, Inc. (a)	$82,348
450	Amazon.com, Inc. (a)	322,029
1,200	MercadoLibre, Inc.	168,804
2,580	Netflix, Inc. (a)	236,018
9,595	Pandora Media, Inc. (a)	119,458
100	Priceline Group, Inc. (a)	124,841
1,010	Tesla Motors, Inc. (a)	214,403
4,450	Vipshop Holdings Limited ― ADR (a)	49,706
2,900	Wayfair, Inc. Class A (a)	113,100
		1,430,707
	FINANCIAL SERVICES ― 10.9%
9,800	LendingClub Corporation (a)	42,140
1,600	PayPal Holdings, Inc. (a)	58,416
5,500	Zillow Group, Inc. Class C (a)	199,540
		300,096
	PRODUCER DURABLES ― 3.6%
3,800	XPO Logistics, Inc. (a)	99,788

	TECHNOLOGY ― 33.1%
920	Alibaba Group Holding Limited ― ADR (a)	73,167
190	Alphabet, Inc. Class A (a)	133,671
385	Baidu, Inc. ― ADR (a)	63,583
1,300	Ellie Mae, Inc. (a)	119,145
1,400	Facebook, Inc. Class A (a)	159,992
1,090	Palo Alto Networks, Inc. (a)	133,678
1,100	salesforce.com, Inc. (a)	87,351
1,400	ServiceNow, Inc. (a)	92,960
100	Twilio, Inc. Class A (a)	3,650
2,500	Twitter, Inc. (a)	42,275
		909,472

	TOTAL COMMON STOCKS (Cost $2,658,199)	$2,740,063

Zevenbergen Genea Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2016
Number of
Shares		Value
	SHORT-TERM INVESTMENT ― 3.7%
102,764	First American US Treasury Money Market Fund, Class Z, 0.08% (b)	$102,764
	TOTAL SHORT-TERM INVESTMENT (Cost $102,764)	$102,764

	TOTAL INVESTMENTS ― 103.4% (Cost $2,760,963)	2,842,827
	Liabilities in Excess of Other Assets ― (3.4)%	(93,800)
	TOTAL NET ASSETS ― 100.0%	$2,749,027

ADR	American Depositary Receipt.
(a)	Non Income Producing.
(b)	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of June 30, 2016.

The accompanying notes are an integral part of these financial statements

Zevenbergen Genea Fund
Statement of Assets and Liabilities
June 30, 2016

Assets
Investments in securities, at value (cost $2,760,963)	$2,842,827
Dividend and interest receivable	183
Receivable for investments sold	15,163
Receivable from Adviser	14,489
Prepaid expenses	11,241
Total Assets	2,883,903

Liabilities
Payable for securities purchased	$90,116
Distribution fees - Investor class	202
Accrued other expenses and other liabilities	44,558
Total Liabilities	134,876

Net Assets	$2,749,027

COMPONENTS OF NET ASSETS
Paid-in capital	$2,855,191
Accumulated net investment loss	(12,648)
Accumulated net realized loss on investments	(175,380)
Net unrealized appreciation/depreciation on investments	81,864
Net Assets	$2,749,027

Investor Class:
Net assets	$251,110
Shares outstanding (unlimited number of shares authorized, $0.01 par value)	26,722
Net asset value, offering and redemption price per share *	9.40

Institutional Class:
Net assets	$2,497,917
Shares outstanding (unlimited number of shares authorized, $0.01 par value)	265,412
Net asset value, offering and redemption price per share *	9.41

* Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund
Statement of Operations
For the Period Ended June 30, 2016*

Investment Income
Dividends and interest income	$448

Expenses
Administration fees	71,540
Transfer agent fees and expenses	37,268
Registration fees	31,474
Audit fees	15,000
Advisory fees	14,860
Compliance fees	8,752
Trustees' fees	8,041
Legal fees	6,989
Custody fees	6,112
Shareholder reporting fees	5,753
Miscellaneous expenses	5,738
Shareholder servicing fees	1,700
Insurance fees	833
Distribution fees - Investor Class	243
Total expenses	214,303
Expenses waived and reimbursed by the Adviser	(195,848)
Net expenses	18,455

Net Investment Loss	(18,007)

Realized and Unrealized Loss on Investments
Net realized loss on Investments	(175,380)
Change in unrealized appreciation on Investments	81,864
Net realized and unrealized loss on investments	(93,516)

Net Decrease in Net Assets from Operations	$(111,523)

* Commencement of operations on September 1, 2015.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund Statement of Changes in Net Assets

Operations	For the Period September 1, 2015* through June 30, 2016
Net investment loss	$(18,007)
Net realized loss on investments	(175,380)
Net change in unrealized appreciation/(depreciation) on investments	81,864
Net decrease in net assets from operations	(111,523)

Capital Transactions
Proceeds from shares sold
Investor Class	262,807
Institutional Class	2,611,335
Cost of shares redeemed
Investor Class	(3,003)
Institutional Class	(10,589)
Net increase in net assets from capital share transactions	2,860,550

Total increase in net assets	2,749,027

Net Assets
Beginning of period	-
End of period	$2,749,027

Accumulated net investment loss	$(12,648)

Capital shares transactions
Investor Class
Shares Sold	27,050
Shares redeemed	(328)
Net increase in shares outstanding	26,722

Institutional Class
Shares Sold	266,538
Shares redeemed	(1,126)
Net increase in shares outstanding	265,412

* Commencement of operations

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund
Financial Highlights Investor Class

For a capital share outstanding throughout the period

	For the Period September 1, 2015* through June 30, 2016
Net asset value, beginning of period	$10.00

Loss from investment operations:
Net investment loss	(0.10)	(1)
Net realized and unrealized loss on investments	(0.50)
Total loss from investment operations	(0.60)

Net asset value, end of period	$9.40

Total return	-6.00%	(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$251
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	12.73%	(3)
After fees waived and reimbursed by the Adviser	1.40%	(3)
Ratio of net investment income/loss to average net assets
Before fees waived and reimbursed by the Adviser	-12.67%	(3)
After fees waived and reimbursed by the Adviser	-1.34%	(3)
Portfolio turnover rate	19.01%	(2)

* Commencement of operations
(1) Per share amounts have been calculated using the average shares method
(2) Not annualized
(3) Annualized

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund Financial Highlights
Institutional Class

For a capital share outstanding throughout the period

	For the Period September 1, 2015* through June 30, 2016
Net asset value, beginning of period	$10.00

Loss from investment operations:
Net investment loss	(0.09)	(1)
Net realized and unrealized loss on investments	(0.50)
Total loss from investment operations	(0.59)

Net asset value, end of period	$9.41

Total return	-5.90%	(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,498
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	12.99%	(3)
After fees waived and reimbursed by the Adviser	1.10%	(3)
Ratio of net investment income/loss to average net assets
Before fees waived and reimbursed by the Adviser	-12.97%	(3)
After fees waived and reimbursed by the Adviser	-1.08%	(3)
Portfolio turnover rate	19.01%	(2)

* Commencement of operations
(1) Per share amounts have been calculated using the average shares method
(2) Not annualized
(3) Annualized

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund
ALLOCATION OF PORTFOLIO HOLDINGS
(Calculated as a percentage of Total Investments)
June 30, 2016 (Unaudited)

Materials/ Processing, 1.5%
Short-term Investment, 3.9%
Producer Durables, 4.6%
Financial Services, 13.9%
Health Care, 19.4%
Technology, 20.8%
Consumer Discretionary, 35.9%

Zevenbergen Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2016

Number of
Shares		Value
	COMMON STOCKS ― 99.7%
	CONSUMER DISCRETIONARY ― 37.3%
300	Amazon.com, Inc. (a)	$214,686
175	Chipotle Mexican Grill, Inc. (a)	70,483
650	lululemon athletica, Inc. (a)	48,009
650	MercadoLibre, Inc.	91,435
1,850	Netflix, Inc. (a)	169,238
4,000	Pandora Media, Inc. (a)	49,800
90	Priceline Group, Inc. (a)	112,357
2,000	Starbucks Corporation	114,240
800	Tesla Motors, Inc. (a)	169,824
1,300	Under Armour, Inc. Class A (a)	52,169
755	Under Armour, Inc. Class C (a)	27,494
		1,119,735
	FINANCIAL SERVICES ― 14.4%
3,750	Charles Schwab Corp.	94,912
1,100	First Republic Bank	76,989
500	Signature Bank (a)	62,460
1,150	Visa Inc. Class A	85,296
3,100	Zillow Group, Inc. Class C (a)	112,468
		432,125
	HEALTH CARE ― 20.1%
500	Alexion Pharmaceuticals, Inc. (a)	58,380
650	BioMarin Pharmaceutical, Inc. (a)	50,570
1,600	Celgene Corporation (a)	157,808
700	DexCom, Inc. (a)	55,531
3,500	Exact Sciences Corporation (a)	42,875
425	Illumina, Inc. (a)	59,661
1,400	Medidata Solutions, Inc. (a)	65,618
325	Regeneron Pharmaceuticals, Inc. (a)	113,500
		603,943
	MATERIALS/PROCESSING ― 1.6%
190	Acuity Brands, Inc.	47,113

	PRODUCER DURABLES ― 4.7%
5,400	XPO Logistics, Inc. (a)	141,804

Zevenbergen Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2016

Number of
Shares		Value
	TECHNOLOGY ― 21.6%
175	Alphabet Inc. Class A (a)	$123,118
225	Baidu, Inc. ― ADR (a)	37,159
725	Ellie Mae, Inc. (a)	66,446
1,550	Facebook, Inc. Class A (a)	177,134
825	Monolithic Power Systems, Inc.	56,364
825	Palo Alto Networks, Inc. (a)	101,178
1,100	salesforce.com, Inc. (a)	87,351
		648,750

	TOTAL COMMON STOCKS (Cost $3,004,649)	$2,993,470

	SHORT-TERM INVESTMENT ― 4.1%
121,838	First American US Treasury Money Market Fund, Class Z, 0.08% (b)	121,838
	TOTAL SHORT-TERM INVESTMENT (Cost $121,838)	$121,838

	TOTAL INVESTMENTS ― 103.8% (Cost $3,126,487)	3,115,308
	Liabilities in Excess of Other Assets ― (3.8)%	(114,085)
	TOTAL NET ASSETS ― 100.0%	$3,001,223

ADR	American Depositary Receipt.
(a)	Non Income Producing.
(b)	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of June 30, 2016.

The accompanying notes are an integral part of these financial statements

Zevenbergen Growth Fund
Statement of Assets and Liabilities
June 30, 2016

Assets
Investments in securities, at value (cost $3,126,487)	$3,115,308
Dividends and interest receivable	253
Receivable for investments sold	22,724
Receivable from Adviser	14,466
Prepaid expenses	11,188
Total Assets	3,163,939

Liabilities
Payable for securities purchased	$119,792
Distribution fees - Investor Class	54
Accrued other expenses and other liabilities	42,870
Total Liabilities	162,716

Net Assets	$3,001,223

COMPONENTS OF NET ASSETS
Paid-in capital	$3,133,112
Accumulated net investment loss	(9,481)
Accumulated net realized loss on investments	(111,229)
Net unrealized appreciation/depreciation on investments	(11,179)
Net Assets	$3,001,223

Investor Class:
Net assets	$37,608
Shares outstanding (unlimited number of shares authorized, $0.01 par value)	4,155
Net asset value, offering and redemption price per share *	9.05

Institutional Class:
Net assets	$2,963,615
Shares outstanding (unlimited number of shares authorized, $0.01 par value)	326,604
Net asset value, offering and redemption price per share *	9.07

* Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund
Statement of Operations
For the Period Ended June 30, 2016*

Investment Income
Dividends and interest income	$2,254

Expenses
Administration fees	71,495
Transfer agent fees and expenses	35,619
Registration fees	30,539
Audit fees	15,000
Advisory fees	10,866
Compliance fees	8,752
Trustees' fees	8,041
Custody fees	7,117
Legal fees	7,007
Miscellaneous expenses	4,967
Shareholder reporting fees	3,996
Shareholder servicing fees	1,370
Insurance fees	823
Distribution fees - Investor Class	58
Total expenses	205,650
Expenses waived and reimbursed by the Adviser	(191,998)
Net expenses	13,652

Net Investment Loss	(11,398)

Realized and Unrealized Loss on Investments
Net realized loss on Investments	(111,229)
Change in unrealized depreciation on Investments	(11,179)
Net realized and unrealized loss on investments	(122,408)

Net Decrease in Net Assets from Operations	$(133,806)

* Commencement of operations on September 1, 2015.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund
Statement of Changes in Net Assets

Operations	For the Period September 1, 2015* through June 30, 2016
Net investment loss	$(11,398)
Investment Income	(111,229)
Net change in unrealized depreciation on investments	(11,179)
Net decrease in net assets from operations	(133,806)

Capital Transactions
Proceeds from shares sold
Investor Class	40,100
Institutional Class	3,094,929
Net increase in net assets from capital share transactions	3,135,029

Total increase in net assets	3,001,223

Net Assets
Beginning of period	-
End of period	$3,001,223

Accumulated net investment loss	$(9,481)

Capital shares transactions
Investor Class
Shares Sold	4,155
Net increase in shares outstanding	4,155

Institutional Class
Shares Sold	326,604
Net increase in shares outstanding	326,604

*Commencement of operations

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund
Financial Highlights Investor Class

Investment Income
	For the Period September 1, 2015* through June 30, 2016
Net asset value, beginning of period	$10.00

Loss from investment operations:
Net investment loss	(0.09)	(1)
Net realized and unrealized loss on investments	(0.86)
Total loss from investment operations	(0.95)

Net asset value, end of period	$9.05

Total return	-9.50%	(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$37
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	22.37%	(3)
After fees waived and reimbursed by the Adviser	1.30%	(3)
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-22.28%	(3)
After fees waived and reimbursed by the Adviser	-1.21%	(3)
Portfolio turnover rate	14.81%	(2)

* Commencement of operations
(1) Per share amounts have been calculated using the average shares method
(2) Not annualized
(3) Annualized

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund Financial Highlights
Institutional Class

For a capital share outstanding throughout the period

Investment Income	For the Period September 1, 2015* through June 30, 2016
Net asset value, beginning of period	$10.00

Loss from investment operations:
Net investment loss	(0.06)	(1)
Net realized and unrealized loss on investments	(0.87)
Total loss from investment operations	(0.93)

Net asset value, end of period	$9.07

Total return	-9.30%	(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,964
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	15.01%	(3)
After fees waived and reimbursed by the Adviser	1.00%	(3)
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-14.84%	(3)
After fees waived and reimbursed by the Adviser	-0.83%	(3)
Portfolio turnover rate	14.81%	(2)

* Commencement of operations
(1) Per share amounts have been calculated using the average shares method
(2) Not annualized
(3) Annualized

The accompanying notes are an integral part of these financial statements.

Zevenbergen Funds
Notes to the Financial Statements
June 30, 2016

NOTE 1 – ORGANIZATION

Zevenbergen Genea Fund (the “Genea Fund”) and Zevenbergen Growth Fund (the “Growth Fund”; collectively the “Funds”) are non-diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  Zevenbergen Capital Investments LLC (the Adviser”) serves as the investment manager to the Funds.  The Funds commenced operations on September 1, 2015. The Funds’ investment objective is long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. Each Fund is an investment company and follows the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 946, Financial Services – Investment Companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.

A. Securities Valuation

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Funds’ own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Funds’ investments in each category investment type as of June 30, 2016:

Zevenbergen Funds
Notes to the Financial Statements
June 30, 2016 (Continued)

Zevenbergen Genea Fund
Description	Level 1	Level 2	Level 3	Total
Assets

Common Stocks	$2,740,063	$-	$-	$2,740,063
Short-Term Investment	102,764	-	-	102,764
Total Assets	$2,842,827	$-	$-	$2,842,827

Zevenbergen Growth Fund
Description	Level 1	Level 2	Level 3	Total
Assets

Common Stocks	$2,993,470	$-	$-	$2,993,470
Short-Term Investment	121,838	-	-	121,838
Total Assets	$3,115,308	$-	$-	$3,115,308

Please refer to the Schedule of Investments for further classification.

The Funds recognize transfers between Levels at the end of the reporting period. There were no transfers between Levels at period end. There were no Level 3 securities held at period end.

B. Security Transactions, Investment Income, and Distributions.

The Funds record security transactions based on trade date. Realized gains and losses on sales of securities are calculated by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

C. Federal Income Taxes.

The Funds have elected to be taxed as a Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intend to maintain this qualification and to distribute substantially all of the net taxable income to their shareholders. Therefore no provision is made for federal income taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

As of and during the period ended June 30, 2016, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations.  During the period, the Funds did not incur any interest or tax penalties.  The Funds have not currently filed any tax returns; generally, tax authorities can examine tax returns filed for the preceding three years.

Zevenbergen Funds
Notes to the Financial Statements
June 30, 2016 (Continued)

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. Under the terms of this agreement, the Genea Fund and the Growth Fund will pay the Adviser a monthly fee based on each Fund’s average daily net assets at the annual rate of 0.90% and 0.80%, respectively.

Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse each Fund’s operating expenses (excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, extraordinary expenses and brokers’ commissions, and other charges relating to the purchase and sale of the Funds’ portfolio securities) to ensure that these expenses do not exceed, on an annual basis, the expense limitations, expressed as a percentage rate of the average daily net assets of each Fund, listed below. Waivers or reimbursements are calculated daily and settled monthly in conjunction with each Fund’s payment of advisory fees.

Fund	Investor Class	Institutional Class
Zevenbergen Genea Fund	1.40%	1.10%
Zevenbergen Growth Fund	1.30%	1.00%

The Adviser (without the approval of the Board of Trustees) is entitled to recoup the amounts provided for in the fee waiver and reimbursement agreement for a period of up to three years following the fiscal year in which the Adviser reduced its compensation and/or assumed expenses for the Funds, provided that the total operating expenses of the Funds, including the recoupment, do not exceed the established cap on expenses for that year. The amounts waived by the Funds for the period ended June 30, 2016 are reflected on the statement of operations.

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as the Funds’ administrator.  Each Fund pays a monthly fee computed at an annual rate of 0.08 percent of the first $250 million of the Funds’ average net assets, 0.06 percent on the next $250 million of the Fund’s average net assets and 0.05 percent on the balance of the Fund’s average net assets, subject to $78,000 annual minimum for the first fund, $60,000 for the second fund, and a $15,000 annual fee for each additional class.  USBFS also serves as the Fund's transfer agent.

U.S. Bank, N.A. serves as the Fund’s custodian. Quasar Distributors, LLC, an affiliate of USBFS, acts as the Fund’s distributor and principal underwriter.

The Independent Trustees were paid $16,082 for their services during the period ended June 30, 2016. No compensation is paid by the Funds to the Interested Trustee or officers of the Trust.

NOTE 4 – INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for each Fund for the period ended June 30, 2016, were as follows:

Zevenbergen Genea Fund
Purchases	$3,256,198
Sales	$399,477

Zevenbergen Growth Fund
Purchases	$3,377,881
Sales	$259,720

Zevenbergen Funds
Notes to the Financial Statements
June 30, 2016 (Continued)

NOTE 5 – Federal Income Tax Information

At June 30, 2016, the components of accumulated earnings (deficit) for income tax purposes were as follows:

	Genea Fund	Growth Fund
Cost of Investments	$2,807,651	$3,126,610
Gross Unrealized Appreciation	292,344	198,204
Gross Unrealized Depreciation	(257,168)	(209,506)
Net Unrealized Appreciation (Depreciation) on Investments	35,176	(11,302)

Undistributed ordinary income	-	-
Undistributed long-term capital gains	-	-
Accumulated earnings	-	-

Capital loss carryforwards	(128,692)	(111,106)
Other book/tax temporary differences	(12,648)	(9,481)
Total accumulated earnings (deficit	$(106,164)	$(131,889)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended June 30, 2016, permanent differences in book and tax accounting have been reclassified to capital, accumulated net investment income and accumulated realized gain (loss) as follows:

Increase (Decrease)
	Accumulated Net Investment Loss	Accumulated Net Realized Loss	Paid In Capital
Genea Fund	$ 5,359	$ -	$ (5,359)
Growth Fund	$ 1,917	$ -	$ (1,917)

There were no distributions paid during the period ended June 30, 2016.

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year.  Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  At June 30, 2016, the following Funds deferred, on a tax basis, losses:

	Late Year Loss	Post October Loss
Genea Fund	(12,648)	-
Growth Fund	(9,481)	-

At June 30, 2016, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

		Not Subject to Expiration
	Short-Term	Long-Term	Total
Genea Fund	128,692	-	128,692
Growth Fund	111,106	-	111,106

Zevenbergen Funds
Notes to the Financial Statements
June 30, 2016 (Continued)

NOTE 6 – SHAREHOLDER SERVICING PLAN

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of the Investor Class and up to 0.10% of average daily net assets of Institutional Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers.  For the period ended June 30, 2016, Shareholder Servicing fees incurred are disclosed on the Statement of Operations.

NOTE 7 – DISTRIBUTION PLAN

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution fees for the sale and distribution of its Investor Class shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets of the Investor Class shares.  For the period ended June 30, 2016, distribution fees incurred are disclosed on the Statement of Operations.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 9 – REDEMPTION FEES

The Funds charge a 1.00% redemption fee on the redemption of Investor Class and Institutional Class shares held for 90 days or less. This fee (which is paid into the Funds) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares.  The fee is accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

Zevenbergen Funds
Expense Example
June 30, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% Return Before Expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid During the Period

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period (1)

Zevenbergen Genea Fund
Investor Class
Actual Fund Return	$1,000.00	$903.00	1.40%	$6.62
Hypothetical 5% Return	$1,000.00	$1,017.90	1.40%	$7.02
Institutional Class
Actual Fund Return	$1,000.00	$903.90	1.10%	$5.20
Hypothetical 5% Return	$1,000.00	$1,019.40	1.10%	$5.51

Zevenbergen Growth Fund
Investor Class
Actual Fund Return	$1,000.00	$895.20	1.30%	$6.13
Hypothetical 5% Return	$1,000.00	$1,018.40	1.30%	$6.52
Institutional Class
Actual Fund Return	$1,000.00	$896.20	1.00%	$4.72
Hypothetical 5% Return	$1,000.00	$1,019.89	1.00%	$5.03

(1)	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the “period”).

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Trust for Advised Portfolios
and the Shareholders of Zevenbergen Genea Fund and Zevenbergen Growth Fund

We have audited the accompanying statements of assets and liabilities of the Zevenbergen Genea Fund and Zevenbergen Growth Fund (the “Funds”), each a series of shares of beneficial interest in the Trust for Advised Portfolios, including the schedule of investments, as of June 30, 2016, and the related statements of operations, the statements of changes in net assets and the financial highlights for the period September 1, 2015 (commencement of operations) to June 30, 2016.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2016 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Zevenbergen Genea Fund and Zevenbergen Growth Fund as of June 30, 2016 and the results of their operations, the changes in their net assets and their financial highlights for the period September 1, 2015 to June 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
August 29, 2016

Zevenbergen Funds
Additional Information
June 30, 2016 (Unaudited)

Form N-Q
The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
The Funds’ proxy voting guidelines and a record of the Funds’ proxy votes for the period ended June 30, 2016, will be available without charge, upon request, by calling 1-844-986-2746 and on the Securities and Exchange Commission’s website at www.sec.gov.

Tax Information
For the fiscal year ended June 30, 2016, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Genea Fund	0.00%
Growth Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2016, was as follows:

Genea Fund	0.00%
Growth Fund	0.00%

Zevenbergen Funds
TRUSTEE AND OFFICER INFORMATION

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships(3) Held During Past 5 Years by Trustee
Independent Trustees(4)
John Chrystal 615 E. Michigan St. Milwaukee, WI 53202 Age: 58	Trustee	Since 2011	Founder and Managing Partner of Bent Gate Advisors, LLC, a consulting firm that provides strategic advice and assistance to financial institutions. Previously a Partner at DiMaio Ahmad Capital, an investment management firm.	1	Javelin Mortgage Investments, Inc. and The Bancorp, Inc.
Albert J. DiUlio, S.J. 615 E. Michigan St. Milwaukee, WI 53202 Age: 73	Trustee	Since 2011	Treasurer, Midwest Province and Wisconsin Province of The Society of Jesus (2014 to present); President, Vatican Observatory Foundation (2011 – 2014). Previously, served five years as Secretary for Finance and Higher Education USA Jesuit Conference, followed by a one year Sabbatical.	1	None
David S. Krause 615 E. Michigan St. Milwaukee, WI 53202 Age: 62	Trustee	Since 2011	Director of the Applied Investment Management program and Adjunct Assistant Professor of Finance at Marquette University.	1	None
Harry E. Resis 615 E. Michigan St. Milwaukee, WI 53202 Age: 70	Trustee	Since 2012	Private investor. Previously served as Director of US Fixed Income for Henderson Global Investors.	1	None

Interested Trustee(5)
Ian Martin 615 E. Michigan St. Milwaukee, WI 53202 Age: 47	Trustee	Since 2013	Executive Vice President, U.S. Bancorp Fund Services, LLC	1	None

Zevenbergen Funds
TRUSTEE AND OFFICER INFORMATION

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships(3) Held During Past 5 Years by Trustee
Officers
Christopher E. Kashmerick 615 E. Michigan Street Milwaukee, WI 53202 Age: 41	President and Principal Executive Officer	Since 2014	Vice President, U.S. Bancorp Fund Services, LLC, (2011 – present); Vice President, Huntington Asset Services (2008 – 2011)	N/A	N/A

Steven J. Jensen 615 E. Michigan Street Milwaukee, WI 53202 Age: 58	Vice President, Chief Compliance Officer and AML Officer	Since 2014	Vice President, U.S. Bancorp Fund Services, LLC, (2011 to present); Field Finance Manager, Johnson Controls, Inc. (2008-2011).	N/A	N/A

Russell B. Simon 615 E. Michigan Street Milwaukee, WI 53202 Age: 35	Treasurer and Principal Financial Officer	Since 2014	Vice President, U.S. Bancorp Fund Services, LLC, (2011 – present); Senior Fund Administrator, Huntington Asset Services (2002 – 2011)	N/A	N/A

Eric W. Pinciss, Esq. 615 E. Michigan Street Milwaukee, WI 53202 Age: 40	Secretary	Since 2015	Vice President, U.S. Bancorp Fund Services, LLC (January 2012 to present); Contract Attorney, various law firms (2009-2012).	N/A	N/A

(1)   Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term until the election of a successor.

(2)   The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

(3)   “Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)   The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(5)   Mr. Martin is an “interested person” of the Trust as defined by the 1940 Act. Mr. Martin is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Trust’s distributor.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Zevenbergen Capital Investments LLC
601 Union Street, Suite 4600
Seattle, Washington 98101-2323

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John Chrystal, Albert J. DiUlio, David S. Krause and Harry E. Resis are the “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Zevenbergen Genea Fund
	FYE 06/30/2016	FYE 06/30/2015
Audit Fees	$13,000	N/A
Audit-Related Fees	None	N/A
Tax Fees	$2,000	N/A
All Other Fees	None	N/A

Zevenbergen Growth Fund
	FYE 06/30/2016	FYE 06/30/2015
Audit Fees	$13,000	N/A
Audit-Related Fees	None	N/A
Tax Fees	$2,000	N/A
All Other Fees	None	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Zevenbergen Genea Fund
	FYE 06/30/2016	FYE 06/30/2015
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

Zevenbergen Growth Fund
	FYE 06/30/2016	FYE 06/30/2015
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Zevenbergen Genea Fund
Non-Audit Related Fees	FYE 06/30/2016	FYE 06/30/2015
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Zevenbergen Growth Fund
Non-Audit Related Fees	FYE 06/30/2016	FYE 06/30/2015
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date  September 08, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date  September 08, 2016

By /s/ Russell B. Simon
Russell B. Simon, Treasurer

Date  September 08, 2016